World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2015

Dates Covered
Collections Period	08/01/15 - 08/31/15
Interest Accrual Period	08/17/15 - 09/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/15	157,833,409.10	17,320
Yield Supplement Overcollateralization Amount at 07/31/15	897,273.49	0
Receivables Balance at 07/31/15	158,730,682.59	17,320
Principal Payments	9,952,973.54	422
Defaulted Receivables	369,273.20	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/15	794,866.23	0
Pool Balance at 08/31/15	147,613,569.62	16,870

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	15.78%

Prepayment ABS Speed	1.35%

Overcollateralization Target Amount	9,242,074.34
Actual Overcollateralization	9,242,074.34

Weighted Average APR	4.38%
Weighted Average APR, Yield Adjusted	5.07%
Weighted Average Remaining Term	26.44

Delinquent Receivables:
Past Due 31-60 days	3,659,235.55	297
Past Due 61-90 days	932,809.14	81
Past Due 91 + days	81,928.23	10
Total	4,673,972.92	388

Total 31+ Delinquent as % Ending Pool Balance	3.17%

Recoveries	251,652.13

Aggregate Net Losses/(Gains) - August 2015	117,621.07
Current Net Loss Ratio (Annualized)	0.89%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.04%

Flow of Funds	$ Amount

Collections	10,783,095.27
Advances	3,524.64
Investment Earnings on Cash Accounts	1,263.49
Servicing Fee	(132,275.57)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,655,607.83

Distributions of Available Funds
(1) Class A Interest	91,489.63
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	977,765.14
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,242,074.34
(7) Distribution to Certificateholders	320,761.55
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,655,607.83

Servicing Fee	132,275.57
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 08/17/15	148,591,334.76
Principal Paid	10,219,839.48
Note Balance @ 09/15/15	138,371,495.28

Class A-1
Note Balance @ 08/17/15	0.00
Principal Paid	0.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-2
Note Balance @ 08/17/15	0.00
Principal Paid	0.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-3
Note Balance @ 08/17/15	1,981,334.76
Principal Paid	1,981,334.76
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-4
Note Balance @ 08/17/15	127,670,000.00
Principal Paid	8,238,504.72
Note Balance @ 09/15/15	119,431,495.28
Note Factor @ 09/15/15	93.5470316%

Class B
Note Balance @ 08/17/15	18,940,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	18,940,000.00
Note Factor @ 09/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	115,006.80
Total Principal Paid	10,219,839.48
Total Paid	10,334,846.28

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	1,056.71
Principal Paid	1,981,334.76
Total Paid to A-3 Holders	1,982,391.47

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	8,238,504.72
Total Paid to A-4 Holders	8,328,937.64

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1273030
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.3125153
Total Distribution Amount	11.4398183

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0041117
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	7.7094738
Total A-3 Distribution Amount	7.7135855

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	64.5296837
Total A-4 Distribution Amount	65.2380171

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	95.67
Noteholders' Principal Distributable Amount	904.33

Account Balances	$ Amount

Advances
Balance as of 07/31/15	37,341.70
Balance as of 08/31/15	40,866.34
Change	3,524.64

Reserve Account
Balance as of 08/17/15	2,310,518.58
Investment Earnings	241.23
Investment Earnings Paid	(241.23)
Deposit/(Withdrawal)	-
Balance as of 09/15/15	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58